Cover	Jan. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2026
Entity File Number	000-21617
Entity Registrant Name	PROPHASE LABS, INC.
Entity Central Index Key	0000868278
Entity Tax Identification Number	23-2577138
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	626 RXR Plaza
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11556
City Area Code	(516)
Local Phone Number	989-0763
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0005
Trading Symbol	PRPH
Entity Emerging Growth Company	false